INVENTORIES	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4: -       INVENTORIES

	June 30,	December 31,
	2016	2015
	Unaudited

Raw materials	$32	$126
Finished products (*)	1,818	1,406

	$1,850	$1,532

(*)	Includes amounts of $350 and $373 at June 30, 2016 and December 31, 2015, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met.